Average Annual Total Returns{- Fidelity® Value Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Value Factor ETF	Fidelity Value Factor ETF-Default Return Before Taxes Past 1 year	Fidelity Value Factor ETF-Default Return Before Taxes Since Inception		Fidelity Value Factor ETF-Default After Taxes on Distributions Past 1 year	Fidelity Value Factor ETF-Default After Taxes on Distributions Since Inception		Fidelity Value Factor ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Value Factor ETF-Default After Taxes on Distributions and Sales Since Inception		IXZ6F Past 1 year	IXZ6F Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	29.54%	15.06%	[1]	28.95%	14.56%	[1]	17.84%	11.80%	[1]	29.96%	15.43%	[1]	31.43%	15.08%	[1]

[1]	(a)From September 12, 2016